Finance Income and Costs - Details of Finance Income and Costs (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finance income
Interest income	₩ 352,384	₩ 337,258	₩ 212,451
Dividend income	75,455	63,345	92,962
Gain on foreign currency transactions	824,565	716,060	785,616
Gain on foreign currency translations	206,019	212,443	564,016
Gain on derivatives transactions	195,933	247,513	210,727
Gain on valuations of derivatives	163,491	96,986	64,735
Gain on disposals of available-for-sale financial assets			425,684
Gain on disposals of financial assets at fair value through profit of loss	8,525	8,742
Gain on valuations of financial assets at fair value through profit or loss	42,297	16,149
Others	3,474	7,474	16,476
Finance income	1,872,143	1,705,970	2,372,667
Finance costs
Interest expenses	(755,711)	(741,296)	(653,115)
Loss on foreign currency transactions	(746,603)	(810,857)	(756,654)
Loss on foreign currency translations	(319,470)	(321,748)	(422,880)
Loss on derivatives transactions	(228,144)	(208,772)	(236,273)
Loss on valuation of derivatives	(47,447)	(40,674)	(226,487)
Loss on disposals of trade accounts and notes receivable	(36,935)	(39,970)	(32,456)
Loss on disposals of financial assets at fair value through profit or loss	(2,969)	(1,474)
Impairment loss on available-for-sale financial assets			(123,214)
Loss on valuations of financial assets at fair value through profit or loss	(65,848)	(59,442)
Others	(38,936)	(20,183)	(33,198)
Finance costs	₩ (2,242,063)	₩ (2,244,416)	₩ (2,484,277)